BUSINESS COMBINATION - Business Combination to the Consolidated Statement of Cash Flows and the Consolidated Statements of Redeemable Preferred Stock and Stockholders Equity (Deficit) (Details)
$ in Thousands
12 Months Ended
Dec. 31, 2022 USD ($)
Reconciliation of the elements of the Business Combination to the Condensed Consolidated Statement of Cash Flows and the Condensed Consolidated Statements of Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Cash Inflow From Contributions of Business Combination	$ 864,164
Add: Cash paid to redeem Redeemable Preferred Stock	614,996
CC Neuberger Principal Holdings II ("CCNB")
Reconciliation of the elements of the Business Combination to the Condensed Consolidated Statement of Cash Flows and the Condensed Consolidated Statements of Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Cash - CCNB trust and cash, net of redemptions	4,164
Less: Cash paid to redeem Redeemable Preferred Stock	(614,996)
Less: Transaction costs paid during the year ended December 31, 2022	(106,917)
Net cash contributions from the Business Combination and related transactions	142,251
Add: Non-cash assets received from CCNB	806
Add: Transaction costs allocated to warrants	4,262
Add: Cash paid to redeem Redeemable Preferred Stock	614,996
Add: Tax effect of change in tax basis due to business combination	6,508
Less: Fair value of Public, Private Placement and Forward Purchase Warrants	(72,374)
Less: Transaction costs previously paid by Legacy Getty during 2021 or accrued at December 31, 2022	(1,989)
Net Business Combination and related transactions, excluding Redeemable Preferred Stock redemption	694,460
Add: Fair value of Class A common stock issued to redeem Redeemable Preferred Stock	140,250
Net Business Combination and related transactions, including Redeemable Preferred Stock redemption	834,710
CC Neuberger Principal Holdings II ("CCNB") | PIPE Subscription Agreements
Reconciliation of the elements of the Business Combination to the Condensed Consolidated Statement of Cash Flows and the Condensed Consolidated Statements of Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Cash Inflow From Contributions of Business Combination	360,000
CC Neuberger Principal Holdings II ("CCNB") | Forward Purchase Agreement
Reconciliation of the elements of the Business Combination to the Condensed Consolidated Statement of Cash Flows and the Condensed Consolidated Statements of Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Cash Inflow From Contributions of Business Combination	200,000
CC Neuberger Principal Holdings II ("CCNB") | Backstop Facility Agreement
Reconciliation of the elements of the Business Combination to the Condensed Consolidated Statement of Cash Flows and the Condensed Consolidated Statements of Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Cash Inflow From Contributions of Business Combination	$ 300,000